Variable interest entities	12 Months Ended
Dec. 31, 2024
Variable Interest Entities
Variable interest entities	Variable interest entities
For further details on the variable interest entities consolidated within the Consolidated Financial Statements, see Note 1 — Operations of the Company, Note 2 — Basis of presentation and consolidation and Note 3 — Significant accounting policies. Because cannabis remains a Schedule I controlled substance for U.S. Federal purposes, the assets of the Company’s variable interest entities can typically be used only to settle obligations of the variable interest entities, except for certain grandfathered obligations. In addition, the creditors of Curaleaf, Inc. do not have recourse to the general credit of the Company.
The following table presents summarized financial information about the Company’s variable interest entities as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Included in Consolidated Balance Sheets(1):
Current assets	$356,704	$356,037
Non-current assets	2,250,920	2,371,221
Current liabilities	450,306	487,528
Non-current liabilities	1,400,710	1,351,734
Equity attributable to Curaleaf Holdings, Inc.	581,132	711,380

(1) NCI and OCI are excluded above, thus total assets do not equal total liabilities plus equity.
The following table presents summarized financial information about the Company’s variable interest entities for the years ended December 31, 2024 and 2023:

	Years Ended
	December 31, 2024	December 31, 2023
Included in Consolidated Statements of Operations:
Revenues, net	$1,235,580	$1,282,701
Net income (loss) attributable to Curaleaf Holdings, Inc.	197,611	211,467